PIA Short-Term Securities Fund
Schedule of Investments
August 31, 2024 (Unaudited)

CORPORATE BONDS - 49.9%	Par	Value
Agriculture - 0.7%
Philip Morris International, Inc., 4.75%, 02/12/2027	$1,000,000	$1,009,494

Banks - 9.9%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,832,047
Bank of Nova Scotia, 5.40%, 06/04/2027	800,000	820,791
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	822,621
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,022,832
Citizens Bank NA/Providence RI, 6.06% to 10/24/2024 then SOFR + 1.45%, 10/24/2025	2,000,000	1,998,865
Goldman Sachs Bank USA/New York NY, 5.28% to 03/18/2026 then SOFR + 0.78%, 03/18/2027	1,800,000	1,814,273
Huntington National Bank, 5.70% to 11/18/2024 then SOFR + 1.22%, 11/18/2025	1,000,000	999,856
JPMorgan Chase & Co., 5.55% to 12/15/2024 then SOFR + 1.07%, 12/15/2025	1,000,000	1,000,260
Mitsubishi UFJ Financial Group, Inc., 5.54% to 04/17/2025 then 1 yr. CMT Rate + 1.50%, 04/17/2026	1,000,000	1,002,066
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	2,023,714
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026 (a)	1,000,000	1,020,627
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,019,483
		15,377,435

Chemicals - 2.0%
FMC Corp., 5.15%, 05/18/2026	1,000,000	1,006,440
Nutrien Ltd.
5.90%, 11/07/2024	1,000,000	1,000,781
5.20%, 06/21/2027	1,000,000	1,018,933
		3,026,154

Commercial Services - 2.6%
Quanta Services, Inc.
0.95%, 10/01/2024	1,000,000	996,176
4.75%, 08/09/2027	3,000,000	3,014,018
		4,010,194

Diversified Financial Services - 0.6%
American Express Co., 4.99% to 05/01/2025 then SOFR + 1.00%, 05/01/2026	1,000,000	999,082

Electric - 5.5%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,023,051
American Electric Power Co., Inc., 5.70%, 08/15/2025	1,000,000	1,006,620
DTE Energy Co.
4.22%, 11/01/2024 (b)	500,000	498,897
4.95%, 07/01/2027	500,000	505,467
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	1,009,972
Eversource Energy, 4.75%, 05/15/2026	1,000,000	1,001,007
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,523,971
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	2,000,000	2,008,948
		8,577,933

Environmental Control - 0.7%
Veralto Corp., 5.50%, 09/18/2026 (a)	1,000,000	1,013,561

Food - 1.8%
Campbell Soup Co., 5.30%, 03/20/2026	500,000	506,041
General Mills, Inc., 5.24%, 11/18/2025	250,000	250,065
Kroger Co., 4.70%, 08/15/2026	2,000,000	2,005,785
		2,761,891

Gas - 0.3%
Spire, Inc., 5.30%, 03/01/2026	500,000	503,457

Healthcare-Products - 1.3%
Baxter International, Inc., 5.83% (SOFR + 0.44%), 11/29/2024	500,000	500,045
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	1,000,000	999,800
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	507,211
		2,007,056

Insurance - 7.2%
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (a)	3,000,000	3,032,292
Aon North America, Inc., 5.13%, 03/01/2027	500,000	509,126
Athene Global Funding, 5.62%, 05/08/2026 (a)	2,000,000	2,026,113
Corebridge Global Funding, 5.35%, 06/24/2026 (a)	500,000	507,277
Jackson National Life Global Funding, 5.50%, 01/09/2026 (a)	1,000,000	1,006,788
MassMutual Global Funding II, 4.15%, 08/26/2025 (a)	500,000	497,431
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (a)	1,000,000	1,017,982
Principal Life Global Funding II
5.00%, 01/16/2027 (a)	500,000	506,717
4.60%, 08/19/2027 (a)	1,000,000	1,005,111
Protective Life Global Funding, 4.99%, 01/12/2027 (a)	1,000,000	1,012,996
		11,121,833

Investment Companies - 2.0%
Ares Capital Corp., 7.00%, 01/15/2027	2,000,000	2,075,172
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	1,022,099
		3,097,271

Lodging - 0.3%
Marriott International, Inc./MD, 5.45%, 09/15/2026	500,000	508,722

Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	507,780

Mining - 1.0%
Glencore Funding LLC, 5.34%, 04/04/2027 (a)	1,000,000	1,017,217
Newmont Corp. / Newcrest Finance Pty Ltd., 5.30%, 03/15/2026 (a)	500,000	504,793
		1,522,010

Oil & Gas - 1.9%
Chevron USA, Inc., 3.90%, 11/15/2024	1,500,000	1,496,163
Occidental Petroleum Corp., 5.00%, 08/01/2027	1,000,000	1,009,578
Pioneer Natural Resources Co., 5.10%, 03/29/2026	500,000	505,005
		3,010,746

Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	500,000	507,388

Packaging & Containers - 1.3%
Sonoco Products Co., 1.80%, 02/01/2025	2,000,000	1,968,753

Pharmaceuticals - 0.6%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	1,000,000	1,000,944

Pipelines - 2.9%
6297782 LLC, 4.91%, 09/01/2027 (a)	1,000,000	1,002,218
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	2,037,844
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,030,463
Williams Cos., Inc., 5.40%, 03/02/2026	500,000	504,984
		4,575,509

REITs - 3.1%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,062,986
Public Storage Operating Co., 6.08% (SOFR + 0.70%), 04/16/2027	1,000,000	1,004,465
Realty Income Corp., 5.05%, 01/13/2026	800,000	800,052
Weyerhaeuser Co., 4.75%, 05/15/2026	1,000,000	1,001,427
		4,868,930

Semiconductors - 0.3%
Analog Devices, Inc., 5.63% (SOFR + 0.25%), 10/01/2024	500,000	500,006

Software - 1.3%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	2,034,126

Transportation - 1.3%
TTX Co., 5.50%, 09/25/2026 (a)	2,000,000	2,035,378

Water - 0.7%
Essential Utilities, Inc., 4.80%, 08/15/2027	1,000,000	1,006,841
TOTAL CORPORATE BONDS (Cost $76,704,009)		77,552,494

U.S. TREASURY SECURITIES - 14.2%
U.S. Treasury Note/Bond
4.13%, 01/31/2025	4,500,000	4,485,596
4.25%, 05/31/2025	3,000,000	2,993,243
5.00%, 08/31/2025	8,000,000	8,046,459
3.63%, 05/15/2026	500,000	496,729
4.25%, 03/15/2027	4,000,000	4,040,938
4.63%, 06/15/2027	2,000,000	2,043,281
TOTAL U.S. TREASURY SECURITIES (Cost $21,964,061)		22,106,246

ASSET-BACKED SECURITIES - 9.8%
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	1,608,137	1,616,749
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05%, 01/18/2028	1,000,000	1,004,276
CPS Auto Trust, Series 2023-C, Class A, 6.13%, 09/15/2026 (a)	97,153	97,302
DT Auto Owner Trust, Series 2023-3A, Class A, 6.29%, 08/16/2027 (a)	395,346	396,889
FCI Funding, Series 2024-1A, Class A, 5.44%, 08/15/2036 (a)(c)	3,000,000	3,002,304
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029 (a)	883,498	886,742
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	1,000,000	1,014,285
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026 (a)	1,000,000	1,010,242
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3, 3.96%, 04/15/2026 (a)	347,538	346,447
Purchasing Power Funding, Series 2024-A, Class A, 5.89%, 08/15/2028 (a)	1,500,000	1,515,721
PVOne LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)	534,176	533,500
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028 (a)	1,158,822	1,163,838
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027 (a)	1,000,000	1,016,528
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/2026 (a)	1,000,000	1,003,629
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17%, 08/10/2026 (a)	663,465	664,373
TOTAL ASSET-BACKED SECURITIES (Cost $15,187,735)		15,272,825

MORTGAGE-BACKED SECURITIES - 9.2%
Commercial Mortgage-Backed Securities - 8.8%
BX Trust
Series 2021-RISE, Class A, 6.20% (1 mo. Term SOFR + 0.86%), 11/15/2036 (a)	2,751,100	2,715,451
Series 2024-CNYN, Class A, 6.78% (1 mo. Term SOFR + 1.44%), 04/15/2041 (a)	1,978,149	1,972,596
Series 2024-MF, Class A, 6.78% (1 mo. Term SOFR + 1.44%), 02/15/2039 (a)	1,000,000	1,000,210
Series 2024-VLT4, Class B, 7.28% (1 mo. Term SOFR + 1.94%), 07/15/2029 (a)	4,000,000	3,990,982
CONE Trust 2024-DFW1, Series 2024-DFW1, Class B, 7.63% (1 mo. Term SOFR + 2.29%), 08/15/2041 (a)	3,000,000	3,007,266
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 5.10%, 09/10/2038 (a)(d)	1,000,000	992,940
		13,679,445

U.S. Government Securities - 0.4%
FHLMC ARM
Pool 782784, 6.38% (1 yr. CMT Rate + 2.25%), 10/01/2034	40,456	41,958
Pool 785726, 6.40% (1 yr. CMT Rate + 2.28%), 01/01/2025	2,225	2,211
Pool 847671, 7.09% (RFUCCT1Y + 1.85%), 04/01/2036	10,794	11,177
FNMA ARM
Pool 555206, 7.29% (RFUCCT6M + 2.17%), 07/01/2025	428	427
Pool 562912, 5.40% (1 yr. CMT Rate + 2.10%), 04/01/2030	14,268	14,143
Pool 743454, 5.95% (RFUCCT1Y + 1.70%), 10/01/2033	10,821	10,907
Pool 755253, 6.00% (RFUCCT1Y + 1.75%), 11/01/2033	55,202	55,687
Pool 779693, 7.53% (RFUCCT1Y + 1.53%), 07/01/2034	19,313	19,540
Pool 795136, 5.67% (RFUCCT1Y + 1.42%), 10/01/2034	23,946	24,487
Pool 849264, 6.00% (RFUCCT1Y + 1.71%), 01/01/2036	121,185	122,323
Pool 953653, 6.27% (RFUCCT1Y + 2.02%), 11/01/2037	187,577	190,220
Pool AC5719, 7.33% (1 yr. CMT Rate + 2.30%), 05/01/2034	143,400	148,181
		641,261
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,281,488)		14,320,706

SHORT-TERM INVESTMENTS - 16.0%
Money Market Funds - 0.5%	Shares
Fidelity Government Portfolio - Class Institutional, 4.83% (e)	732,802	732,802

U.S. Treasury Bills - 15.5%	Par
5.27%, 10/10/2024 (f)	$3,500,000	3,481,537
5.25%, 11/14/2024 (f)	13,500,000	13,365,177
5.27%, 12/12/2024 (f)	2,000,000	1,973,093
4.82%, 02/20/2025 (f)	5,500,000	5,378,126
		24,197,933
TOTAL SHORT-TERM INVESTMENTS (Cost $24,917,697)		24,930,735

TOTAL INVESTMENTS - 99.1% (Cost $153,054,990)		154,183,006
Other Assets in Excess of Liabilities - 0.9%		1,416,844
TOTAL NET ASSETS - 100.0%		$155,599,850

Percentages are stated as a percent of net assets.

ARM - Adjustable Rate Mortgage
CMT - Constant Maturity Treasury Rate FHLMC - Federal Home Loan Mortgage Corporation FNMA - Federal National Mortgage Association
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $45,661,881 or 29.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of August 31, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,002,304 or 1.9% of net assets as of August 31, 2024.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(f)	The rate shown is the effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

PIA Short-Term Securities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$77,552,494	$–	$77,552,494
U.S. Treasury Securities	–	22,106,246	–	22,106,246
Asset-Backed Securities	–	12,270,521	3,002,304	15,272,825
Mortgage-Backed Securities	–	14,320,706	–	14,320,706
Money Market Funds	732,802	–	–	732,802
U.S. Treasury Bills	–	24,197,933	–	24,197,933
Total Investments	$732,802	$150,447,900	$3,002,304	$154,183,006

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Asset-Backed Securities
Balance as of November 30, 2023	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	2,411
Purchases	-
Sales	-
Transfers in and/or out of Level 3	2,999,893
Balance as of August 31, 2024	$3,002,304

The change in unrealized appreciation/(depreciation) for Level 3 securities held at August 31, 2024, and classified as Level 3 was $2,411.